Equity Instruments at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Equity Instruments at Fair Value Through Other Comprehensive Income

			December 31,
	Notes		2018	2019
			RMB	RMB
Equity securities listed in the mainland China	(i	)	638	1,228
Unlisted equity securities	(ii	)	214	230

			852	1,458

Notes:
(i)
The above listed equity instruments represent ordinary shares of entities listed in the mainland China. These investments are not held for trading, instead, they are held for long-term strategic purposes. The directors of the Company have elected to designate these investments in equity instruments as of FVTOCI as they believe that recognizing short-term fluctuations in these investments’ fair value in profit or loss would not be consistent with the Group’s strategy of holding these investments for long-term purposes and realizing their performance potential in the long run.

(ii)
The above unlisted equity securities represent the Group’s equity interests in various private entities established in the PRC. The directors of the Company have elected to designate these investments in equity instruments as of FVTOCI as they believe that the Group will hold these investments for long-term strategic purposes.